Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill

The table below summarizes changes in the carrying amount of goodwill by business segment.

Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
Balance as of January 1, 2019	$977	$288	$1,265
Foreign currency translation	1	(1)	—
Balance as of December 31, 2019	$978	$287	$1,265
Goodwill acquired during the period (Note 4)	589	—	589
Goodwill reallocation	19	(19)	—
Impairment loss	—	(99)	(99)
Foreign currency translation	3	3	6
Balance as of December 31, 2020	$1,589	$172	$1,761
Goodwill Impairment

In connection with our business reorganization and restructuring activities during the first quarter of 2020, we changed our internal management reporting structure, which resulted in changes to the underlying reporting units within our legacy Energy Solutions business segment. Additionally, given the significant adverse economic and market conditions associated with the dislocation of the global energy market and COVID-19 pandemic as well as the significant decline in the price of our common shares during the first quarter of 2020, we performed an interim impairment test of goodwill resulting in goodwill impairment of $62 million for the three months ended March 31, 2020. The goodwill impairment was associated with a reporting unit in our legacy Energy Solutions business segment.

As a result of the ongoing economic and market volatility as well as management's decision to discontinue pursuing certain projects within our legacy Energy Solutions business segment during the second quarter of 2020, we performed an interim impairment test of goodwill resulting in goodwill impairment of $37 million for the three months ended June 30, 2020. The goodwill impairment was associated with a reporting unit within our STS business segment. One reporting unit within our GS business segment had a negative carrying amount of net assets as of June 30, 2020 and goodwill of approximately $19 million. No change in the composition of our reporting units resulted from our segment reorganization, effective January 1, 2021.

    For reporting units in our STS business segment, fair value was determined using a blended approach utilizing discounted cash flow models with estimated cash flows based on internal forecasts of revenues and expenses over a specified period plus a terminal value. For all other reporting units, fair values were determined using a blended approach including market earnings multiples and discounted cash flow models. Under the market approach, we estimated fair value by applying earnings and revenue market multiples to a reporting unit’s operating performance for the trailing twelve-month period. The income approach estimates fair value by discounting each reporting unit’s estimated future cash flows using a weighted-average cost of capital that reflects current market conditions and the risk profile of the reporting unit. To arrive at our future cash flows, we used estimates of economic and market assumptions, including growth rates in revenues, costs, estimates of future expected changes in operating margins, tax rates and cash expenditures. Other significant estimates and assumptions include terminal value growth rates, future estimates of capital expenditures and changes in future working capital requirements.
Intangible Assets

Intangible assets are comprised of customer relationships, trade names, licensing agreements and other.  The cost and accumulated amortization of our intangible assets were as follows:

Dollars in millions	December 31, 2020
	Weighted Average Remaining Useful Lives	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net
Trademarks/trade names	Indefinite	$50	$—	$50
Customer relationships	15	470	(100)	370
Developed technologies	19	75	(37)	38
Contract backlog	18	291	(76)	215
Other	13	25	(15)	10
Total intangible assets		$911	$(228)	$683

	December 31, 2019
	Weighted Average Remaining Useful Lives	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net
Trademarks/trade names	Indefinite	$61	$—	$61
Customer relationships	16	271	(83)	188
Developed technologies	22	68	(36)	32
Contract backlog	19	255	(52)	203
Other	14	24	(13)	11
Total intangible assets		$679	$(184)	$495

Intangibles that are not subject to amortization are reviewed annually for impairment or more often if events or circumstances change that would create a triggering event. In connection with the energy market decline, we impaired certain of our trade name indefinite-lived intangibles acquired through previous business combinations. See Note 7 "Restructuring Charges and Asset Impairments" for further discussion. Intangibles subject to amortization are impaired if the carrying value of the intangible is not recoverable and exceeds its fair value.
Our intangibles amortization expense is presented below:

	Years ended December 31,
Dollars in millions	2020	2019	2018
Intangibles amortization expense	$42	$33	$32

Our expected intangibles amortization expense for the next five years is presented below:

Dollars in millions	Expected future intangibles amortization expense
2021	$63
2022	$37
2023	$37
2024	$37
2025	$37
Beyond 2025	$422